INCOME STATEMENT DETAILS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied			₪ 253
Revenues from equipment recognized at a point of time			16	₪ 11
Revenues from equipment from operating leases			16	11
Revenues from services for operating leases			₪ 37	₪ 10
Percentage Increase in Revenues [Member]
Statement Line Items [Line Items]
Percentage of performance obligations that were unsatisfied or partially unsatisfied as year end that will be recognized as revenue during subsequent years	21.00%	38.00%